Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Rental and utility deposit	$ 23	$ 23
Advance to suppliers	58	5
Prepayment	412	404
Dividend receivable	222	196
Others	897	600
Total prepaid expenses and other current assets	$ 1,612	$ 1,228